Vessels, Port Terminals and Other Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Vessels, Port Terminals and Other Fixed Assets (Table)
Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$1,324,766	$(390,982)	$933,784
Additions	4,747	(48,812)	(44,065)
Vessel impairment	(274,067)	159,834	(114,233)
Disposals	(48,830)	—	(48,830)
Vessel acquisition	14,735	(44)	14,691
Balance December 31, 2019	$1,021,351	$(280,004)	$741,347
Additions	1,277	(36,438)	(35,161)
Vessel impairment	(221,754)	137,255	(84,499)
Disposals	(87,823)	—	(87,823)
Vessel acquisition	96,678	(2,820)	93,858
Write offs	(153)	—	(153)
Balance December 31, 2020	$809,576	$(182,007)	$627,569
Additions	4,949	(26,770)	(21,821)
Vessel impairment	(89,888)	68,258	(21,630)
Vessel Disposals	(172,782)	—	(172,782)
Vessel acquisition	16,049	—	16,049
Balance December 31, 2021	$567,904	$(140,519)	$427,385

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$253,360	$(39,775)	$213,585
Additions	602	(7,186)	(6,584)
Balance December 31, 2019	$253,962	$(46,961)	$207,001
Additions	869	(7,216)	(6,347)
Write offs	(87)	76	(11)
Balance December 31, 2020	$254,744	$(54,101)	$200,643
Additions	1,520	(7,629)	(6,109)
Transfers	5,646	—	5,646
Disposals	(130)	169	39
Balance December 31, 2021	$261,780	$(61,561)	$200,219

Tanker vessels, barges and pushboats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$525,712	$(182,584)	$343,128
Additions	2,403	(19,038)	(16,635)
Write offs	(2,064)	866	(1,198)
Balance December 31, 2019	$526,051	$(200,756)	$325,295
Additions	1,931	(18,278)	(16,347)
Write offs	(308)	—	(308)
Balance December 31, 2020	$527,674	$(219,034)	$308,640
Additions	2,445	(20,763)	(18,318)
Impairment losses	(27,339)	5,373	(21,966)
Transfers	51,461	—	51,461
Balance December 31, 2021	$554,241	$(234,424)	$319,817

Containerships (Navios Containers)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$400,896	$(917)	$399,979
Additions	1,715	(7,497)	(5,782)
Vessel acquisition	53,097	(649)	52,448
Navios Containers Deconsolidation	(455,708)	9,063	(446,645)
Balance December 31, 2019	$—	$—	$—

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$19,876	$(11,897)	$7,979
Additions	2,161	(1,056)	1,105
Write offs	(14,206)	7,993	(6,213)
Balance December 31, 2019	$7,831	$(4,960)	$2,871
Additions	488	(672)	(184)
Balance December 31, 2020	$8,319	$(5,632)	$2,687
Additions	385	(491)	(106)
Balance December 31, 2021	$8,704	$(6,123)	$2,581

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$2,524,610	$(626,155)	$1,898,455
Additions	11,628	(83,589)	(71,961)
Vessel acquisition	67,832	(693)	67,139
Vessel impairment	(274,067)	159,834	(114,233)
Vessel disposals	(48,830)	—	(48,830)
Write offs	(16,270)	8,859	(7,411)
Navios Containers Deconsolidation	(455,708)	9,063	(446,645)
Balance December 31, 2019	$1,809,195	$(532,681)	$1,276,514
Additions	4,565	(62,604)	(58,039)
Vessel acquisition	96,678	(2,820)	93,858
Vessel impairment	(221,754)	137,255	(84,499)
Vessel disposals	(87,823)	—	(87,823)
Write offs	(548)	76	(472)
Balance December 31, 2020	$1,600,313	$(460,774)	$1,139,539
Additions	9,299	(55,653)	(46,354)
Vessel acquisition	16,049	—	16,049
Vessel impairment	(117,227)	73,631	(43,596)
Vessel Disposals	(172,782)	—	(172,782)
Disposal	(130)	169	39
Transfers from other long-term assets	57,107	—	57,107
Balance December 31, 2021	$1,392,629	$(442,627)	$950,002